Property And Equipment (Narrative) (Detail) $ in Millions	Dec. 31, 2016 USD ($) Wells	Dec. 31, 2015 USD ($)
Property And Equipment [Abstract]
Number of wells included in ending balance in deferred capitalized exploratory well costs	5
Number of prospects	3
Capitalized exploratory well costs that have been capitalized for period greater than one year | $	$ 0.7	$ 3.0